Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2024 $	December 31, 2023 $
Voyage and vessel	36,665	41,729
Payroll and benefits	30,286	28,215
Obligation related to EU ETS (note 6)	6,588	—
Deferred revenues - current	2,532	3,402
Office lease liability – current	3,264	2,527
Asset retirement obligation - current	—	3,219
Other accrued liabilities	2,665	3,376
	82,000	82,468

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2024 $	December 31, 2023 $
Freight tax provisions (note 18)	41,404	47,813
Office lease liability – long-term	8,698	8,764
Pension liabilities	5,091	6,594
Other	1,458	786
	56,651	63,957